Condensed Consolidated Statement of Changes in Stockholders' Equity (Deficit) - USD ($)	Common stock issuable	Common Stock [Member]	Additional Paid-in Capital [Member]	Noncontrolling Interest [Member]	Retained Earnings [Member]	Total	Subscriptions Payable
Beginning balance, value at Dec. 31, 2019	$ 19	$ 65,436	$ 18,177,723	$ (103,956)	$ (16,038,345)	$ 2,110,877	$ 10,000
Begining balance, shares at Dec. 31, 2019	18,562	65,436,449
Net income (loss)				(8,513)	(3,964,615)	(3,973,128)
Issuance of common stock for services		$ 1,736	396,730			398,466
Issuance of common stock for services, shares		1,736,251
Issuance of common stock for cash		$ 1,402	123,133			124,535
Issuance of common stock for cash, shares		1,402,279
Net income (loss)						(3,964,615)
Issuance of common stock for conversion of debt and interest	$ (19)	$ 19
Issuance of common stock for conversion of debt and interest, shares	(18,562)	18,562
Issuance of common stock for stock-based compensation			41,122			41,122
Issuance of common stock for subscription payable		$ 20	9,980				(10,000)
Issuance of common stock for subscription payable, shares		20,000
Ending balance, value at Dec. 31, 2020		$ 68,613	18,748,688	(112,469)	(20,002,960)	(1,298,128)
Ending balance, shares at Dec. 31, 2020		68,613,541
Net income (loss)						6,404,011
Issuance of common stock as per terms of Termination Agreement	$ 1,000		629,000			630,000
Issuance of common stock as per terms of Termination Agreement, shares	(1,000,000)
Issuance of common stock as per terms of Termination Agreement, shares	(1,000,000)	1,000,000
Issuance of common stock for services		$ 225	134,775			135,000
Issuance of common stock for services, shares		225,000
Common stock issued for stock-based compensation	$ 199		90,487			90,685
Common stock to be issued for director compensation, shares	198,539
Common stock to be issued for termination of rights participation agreement, shares	1,000,000
Issuance of common stock as per terms of Termination Agreement	$ (1,000)	1,000
Issuance of common stock for cash		$ 263	49,737			50,000
Issuance of common stock for cash, shares		263,158
Issuance of common stock for loan payable conversion		$ 526	410,000			410,526
Issuance of common stock for loan payable conversion, shares		526,316
Stock based compensation		$ 33	22,208			22,241
Stock based compensation, shares		32,000
Net income (loss)					6,404,011	6,404,011
Ending balance, value at Jun. 30, 2021	$ 199	$ 70,660	20,084,895	(112,469)	(13,598,949)	6,444,336
Ending balance, shares at Jun. 30, 2021	198,539	70,660,015
Beginning balance, value at Dec. 31, 2020		$ 68,613	18,748,688	(112,469)	(20,002,960)	(1,298,128)
Begining balance, shares at Dec. 31, 2020		68,613,541
Net income (loss)					3,530,331	3,530,331
Issuance of common stock as per terms of Termination Agreement		$ 1,000	629,000			630,000
Issuance of common stock as per terms of Termination Agreement, shares		1,000,000
Issuance of common stock for services		$ 893	306,786			307,679
Issuance of common stock for services, shares		892,667
Common stock issued for stock-based compensation	84	$ 205	135,686			135,975
Common stock to be issued for termination of rights participation agreement, shares		(1,000,000)
Issuance of common stock for cash		$ 263	49,737			50,000
Issuance of common stock for cash, shares		263,158
Issuance of common stock for loan payable conversion		$ 526	410,000			410,526
Issuance of common stock for loan payable conversion, shares		526,316
Net income (loss)						3,530,331
Common stock to be issued for director compensation, shares	82,554	205,985
Ending balance, value at Dec. 31, 2021	$ 84	$ 71,500	20,279,897	(112,469)	(16,472,629)	3,766,383
Ending balance, shares at Dec. 31, 2021	82,554	71,501,667
Beginning balance, value at Mar. 31, 2021	$ 1,000	$ 69,627	19,980,041	(112,469)	(12,762,777)	7,175,422
Begining balance, shares at Mar. 31, 2021	1,000,000	69,628,015
Net income (loss)					(836,172)	(836,172)
Issuance of common stock as per terms of Termination Agreement	$ (1,000)	$ 1,000
Issuance of common stock as per terms of Termination Agreement, shares	(1,000,000)
Issuance of common stock as per terms of Termination Agreement, shares		1,000,000
Issuance of common stock for services		$ 33	14,367			14,400
Issuance of common stock for services, shares		32,000
Common stock issued for stock-based compensation	$ 199		90,487			90,685
Common stock to be issued for director compensation, shares	198,539
Common stock to be issued for termination of rights participation agreement, shares	1,000,000
Net income (loss)						(836,172)
Ending balance, value at Jun. 30, 2021	$ 199	$ 70,660	20,084,895	(112,469)	(13,598,949)	6,444,336
Ending balance, shares at Jun. 30, 2021	198,539	70,660,015
Beginning balance, value at Dec. 31, 2021	$ 84	$ 71,500	20,279,897	(112,469)	(16,472,629)	3,766,383
Begining balance, shares at Dec. 31, 2021	82,554	71,501,667
Net income (loss)					(1,337,602)	(1,337,602)
Stock based compensation			6,710			6,710
Net income (loss)						(1,337,602)
Ending balance, value at Jun. 30, 2022	$ 84	$ 71,500	20,286,607	(112,469)	(17,810,231)	2,435,491
Ending balance, shares at Jun. 30, 2022	82,554	71,501,667
Beginning balance, value at Mar. 31, 2022	$ 84	$ 71,500	20,286,607	(112,469)	(17,693,111)	2,552,611
Begining balance, shares at Mar. 31, 2022	82,554	71,501,667
Net income (loss)					(117,120)	(117,120)
Net income (loss)						(117,120)
Ending balance, value at Jun. 30, 2022	$ 84	$ 71,500	$ 20,286,607	$ (112,469)	$ (17,810,231)	$ 2,435,491
Ending balance, shares at Jun. 30, 2022	82,554	71,501,667